CONSULTING GROUP CAPITAL MARKETS FUNDS (the "Trust")

The following information supplements the disclosure in the Prospectuses of the Trust. Defined terms have the same meanings as set forth in the Prospectuses.

Supplement dated April 5, 2001 to Prospectuses*

Effective on April 4, 2001, SSB Citi Fund Management LLC, each portfolio's investment manager and/or administrator, will change its name to Smith Barney Fund Management LLC ("SBFM").
This name change will not affect SBFM's management or operation.





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*Prospectuses dated:

Consulting Group Capital Markets Funds
December 29, 2000
Large Capitalization Growth Investments
Large Capitalization Value Equity Investments
Small Capitalization Growth Investments
Small Capitalization Value Equity Investments
International Equity Investments
Emerging Markets Equity Investments
Balanced Investments
Intermediate Fixed Income Investments
Long-Term Bond Investments
Mortgage Backed Investments
High Yield Investments
Multi-Sector Fixed Income Investments
International Fixed Income Investments
Municipal Bond Investments
Government Money Investments

Consulting Group Capital Markets Funds - S&P 500 Index
Investments
December 29, 2000

Consulting Group Capital Markets Funds - Global Sciences and
Technology Investments
November 10, 2000

Consulting Group Capital Markets Funds - Multi-Strategy Market
Neutral Investments
July 28, 2000




TK 2088  12/00 S2